Note 7 - Accounting Policies and New Standards Adopted - Movement After Implementation of IFRS 15 (Details) $ in Thousands	12 Months Ended
Mar. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Opening balance	$ 31,852
Closing balance	75,707
Opening balance	17,101
Closing balance	46,416
IFRS15 adoption [member]
Statement Line Items [Line Items]
Opening balance	41,704
Capitalization	98,483
Amortization	(64,480)
Closing balance	75,707
Opening balance	34,106
Capitalization	39,552
Amortization	(27,242)
Closing balance	$ 46,416